Goodwill and Other Intangible Assets - Narrative (Detail) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Jul. 08, 2016
Goodwill [Line Items]
Goodwill	$ 69,727		$ 69,727	$ 69,727
Accumulated impairment	51,900		51,900	51,900
Goodwill and intangible asset impairment			0	0
Impairment charge related to other intangible assets			0	0
Amortization expense related to intangible assets	$ 18,900	$ 18,900	$ 25,200	$ 26,500
Array
Goodwill [Line Items]
Goodwill					$ 121,600